Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Book Value of Monetary Assets and Monetary Liabilities Denominated in Foreign Currency	The book value of the monetary assets and monetary liabilities denominated in foreign currency at the end of the reporting period are as follows (includes foreign subsidiaries):
	December 31,
	2023		2022

Short - term assets		$29,629,712		$28,953,307
Short - term liabilities		11,472,797		10,367,193

Net monetary asset position in foreign currency		$18,156,915		$18,586,114

Equivalent in U.S. Dollars (thousands)	USD$	1,074,787	USD$	959,952

Schedule of Additional Bank Lines of Credit that Company has Disposal to Reduce Liquidity Risk	The following table sets out details of additional bank lines of credit (to be used as letter of credits) that the Company has at its disposal to reduce liquidity risk
	(In thousands of US dollars)
	December 31,
	2023	2022

Bank loans credit lines	$200,000	$200,000
Draw balances	166,408	169,035
Undrawn balances	$33,592	$30,965